3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: a) Revenue recognition (Policies)	12 Months Ended
Dec. 31, 2019
Policies
a) Revenue recognition

a)Revenue recognition

The Company’s revenues are generated from operating leases of the POC system and sale of testing panels. Revenue comprises the fair value of the consideration received or receivable and it is shown net of tax and discounts. The Company also earned revenue from the sale of over-the-counter pharmaceuticals (“OTC”), however, the Company discontinued this segment during the year ended December 31, 2019 (see Note 16).

The Company recognizes revenue to depict the transfer of goods and services to clients in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods and services by applying the following steps:

•Identify the contract with a client;

•Identify the performance obligations in the contract;

•Determine the transaction price;

•Allocate the transaction price to the performance obligations; and

•Recognize revenue when, or as, the Company satisfies a performance obligation.

Revenue may be earned over time as the performance obligations are satisfied or at a point in time which is when the entity has earned a right to payment, the customer has possession of the asset and the related significant risks and rewards of ownership, and the customer has accepted the asset.

The Company's arrangements with clients can include multiple performance obligations. When contracts involve various performance obligations, the Company evaluates whether each performance obligation is distinct and should be accounted for as a separate unit of accounting under IFRS 15, Revenue from Contracts with Customers.

The Company determines the standalone selling price by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration include discounting practices, the size and volume of our transactions, our marketing strategy, historical sales and contract prices. The determination of standalone selling prices is made through consultation with and approval by management, taking into consideration our go-to-market strategy. As the Company's go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in relative standalone selling prices.

The Company generally receives payment from its clients after invoicing within the normal 28-day commercial terms. If a client is specifically identified as a credit risk, recognition of revenue is stopped except to the extent of fees that have already been collected.